Document and Entity Information	Total
Risk/Return:
Document Type	497
Document Period End Date	Oct. 31, 2016
Registrant Name	EATON VANCE MUTUAL FUNDS TRUST
Central Index Key	0000745463
Amendment Flag	false
Document Creation Date	Jun. 01, 2017
Document Effective Date	Jun. 01, 2017
Prospectus Date	Mar. 01, 2017
Eaton Vance Floating-Rate Fund | Advisers Class
Risk/Return:
Trading Symbol	EABLX
Eaton Vance Floating-Rate Fund | Class A
Risk/Return:
Trading Symbol	EVBLX
Eaton Vance Floating-Rate Fund | Class B
Risk/Return:
Trading Symbol	EBBLX
Eaton Vance Floating-Rate Fund | Class C
Risk/Return:
Trading Symbol	ECBLX
Eaton Vance Floating-Rate Fund | Class I
Risk/Return:
Trading Symbol	EIBLX
Eaton Vance Floating-Rate Fund | Class R6
Risk/Return:
Trading Symbol	ESBLX